Capital Structure, Financial Risk and Related Items - Financial Income and Expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income:
Interest and other financial income	kr 197	kr 184	kr 120
Gain on marketable securities, net			9
Gain on other investments, net		965
Foreign exchange rate gain, net	1,470	1,456	99
Total financial income	1,667	1,149	228
Financial expenses:
Interest and other financial expenses	(13)	(10)	(7)
Loss on marketable securities, net	(246)	(92)
Loss on other investments, net	(443)
Foreign exchange rate loss, net	(1,470)	(1,456)
Total financial expenses	(702)	(1,558)	(7)
Net financial items	965	(409)	221
Interest and other financial income on financial assets measured at amortized cost related to bank deposits	kr 1	7	kr 22
Interest and other financial expenses on financial liabilities measured at amortized cost related to bank deposits		kr (1)
Increase in exchange rate	6.5612%	6.0524%
Decrease in exchange rate		6.0524%	6.6759%
Gain or loss attributable to other investments			kr 0
CureVac
Financial Income:
Gain on other investments, net	kr 443	kr 965